Redeemable noncontrolling interests (Details) - EUR (€) € in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 15, 2016	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of the period		€ 2,076	€ 2,076	€ 0
Acquisition of redeemable noncontrolling interests			0	2,230
Net loss attributable to noncontrolling interests	€ (43)	€ (952)	(995)	(239)
Fair value adjustments through members’ equity			995	239
Currency translation adjustments and other			129	(154)
Change in ownership of noncontrolling interest			(1,854)	0
Balance, end of period	€ 351		€ 351	€ 2,076